TAXES ON INCOME - Taxes on income (tax benefits) are comprised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current taxes	$ 4,043	$ 3,742	$ 2,434
Deferred tax expense	1,549	1,975	3,462
Actual tax expense	5,592	5,717	5,896
Domestic
Current taxes	2,030	3,707	819
Deferred tax expense	(14)	269	2,464
Foreign
Current taxes	2,013	35	1,615
Deferred tax expense	$ 1,563	$ 1,706	$ 998